Shareholder Report	12 Months Ended
Apr. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	FORUM FUNDS
Entity Central Index Key	0000315774
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
C000126338
Shareholder Report [Line Items]
Fund Name	Monongahela All Cap Value Fund
Trading Symbol	MCMVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Monongahela All Cap Value Fund (the "Fund") for the period of May 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]

This annual shareholder report contains important information about the Monongahela All Cap Value Fund (the "Fund") for the period of May 1, 2024, to April 30, 2025. You can find additional information about the Fund at www.Moncapfund.com. You can also request this information by contacting us at (855) 392-9331.

Additional Information Phone Number	(855) 392-9331
Additional Information Website	www.Moncapfund.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Monongahela All Cap Value Fund	$85	0.85%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

We offer this annual report for the Fund for the period from May 1, 2024 to April 30, 2025 (the “period”). During the period the Fund was down 0.11%, the S&P 500 Index ("S&P 500") (an index of the 500 largest publicly companies in the US weighted by market capitalization) was up 12.1% and the Russell 2000 Value Index (an index that tracks the performance of small capitalization value companies) was down 0.68%.

The Fund underperformed the S&P 500 primarily due to sector weighting and market capitalization and slightly outperformed the Russell 2000 Value Index. The Fund remained underweighted in Information Technology and Financials, primary drivers in the S&P 500 return for the period. The large capitalization stocks continued to outpace mid and small capitalization equities; our blended all-cap weighting is aligned with the mid capitalization stock returns. Overweighting in underperforming sectors, Health Care and Consumer Staples and their value stock components also caused the Fund to lag the S&P 500.

In the volatile 1st quarter of 2025, we had the opportunity to add some positions well below what we perceive as intrinsic value. The market placed Cracker Barrell in the discard bin and the Fund has added 20,000 shares during the period. We increased our position in Coherent Corp. ("Coherent") by 10,000 shares in the period as Jim Anderson continues to make the necessary adjustments to take advantage of Coherent’s core infrared technologies supporting optical networks. As the Technology sector sold off, our Information Technology allocation has increased from 11.7% to 15.9% as of April 30, 2025.

We decided to exit two underperforming positions in the Health Care sector, Baxter and Zimmer Biomet. As a result, our Health Care exposure decreased from 14.6% as of April 30, 2024, to 11.2 % as of April 30, 2025.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Date	Monongahela All Cap Value Fund	Russell 2000® Value Index	S&P 500® Index
04/30/15	$10,000	$10,000	$10,000
07/31/15	$9,898	$9,818	$10,141
10/31/15	$9,547	$9,517	$10,077
01/31/16	$9,037	$8,649	$9,454
04/30/16	$9,941	$9,629	$10,121
07/31/16	$10,506	$10,366	$10,710
10/31/16	$10,610	$10,355	$10,531
01/31/17	$11,774	$12,127	$11,348
04/30/17	$12,245	$12,246	$11,934
07/31/17	$12,546	$12,358	$12,428
10/31/17	$13,123	$12,925	$13,020
01/31/18	$14,312	$13,334	$14,345
04/30/18	$13,390	$13,046	$13,517
07/31/18	$14,263	$14,134	$14,446
10/31/18	$13,430	$12,848	$13,977
01/31/19	$14,001	$12,733	$14,013
04/30/19	$14,692	$13,332	$15,341
07/31/19	$14,661	$13,044	$15,600
10/31/19	$15,174	$13,262	$15,979
01/31/20	$15,633	$13,290	$17,052
04/30/20	$13,625	$10,153	$15,474
07/31/20	$15,201	$10,968	$17,465
10/31/20	$15,612	$11,416	$17,531
01/31/21	$18,945	$15,472	$19,993
04/30/21	$21,383	$18,170	$22,589
07/31/21	$21,744	$17,955	$23,831
10/31/21	$21,525	$18,756	$25,054
01/31/22	$21,875	$17,755	$24,650
04/30/22	$21,014	$16,973	$22,637
07/31/22	$21,061	$17,100	$22,725
10/31/22	$20,142	$16,744	$21,393
01/31/23	$21,685	$17,662	$22,625
04/30/23	$21,031	$15,618	$23,240
07/31/23	$22,352	$17,774	$25,683
10/31/23	$20,155	$15,081	$23,563
01/31/24	$22,948	$17,645	$27,335
04/30/24	$24,504	$17,809	$28,507
07/31/24	$26,186	$20,561	$31,371
10/31/24	$26,467	$19,872	$32,521
01/31/25	$27,817	$20,384	$34,545
04/30/25	$24,477	$17,687	$31,955

Average Annual Return [Table Text Block]
	One Year	Five Year	Ten Year
Monongahela All Cap Value Fund	-0.11%	12.43%	9.36%
S&P 500® Index	12.10%	15.61%	12.32%
Russell 2000® Value Index	-0.68%	11.74%	5.87%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 32,111,776
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 53,288
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	$32,111,776
# of Portfolio Holdings	51
Portfolio Turnover Rate	23%
Investment Advisory Fees (Net of fees waived)	$53,288

Holdings [Text Block]

Sector Weightings

(% total investments)

Value	Value
Money Market Fund	3.1%
Industrials	21.7%
Consumer Staples	18.9%
Information Technology	15.9%
Consumer Discretionary	14.7%
Health Care	11.1%
Financials	8.3%
Energy	4.0%
Materials	1.3%
Utilities	1.0%

Largest Holdings [Text Block]

Top Ten Holdings

(% total investments)

Curtiss-Wright Corp.	4.29%
Williams-Sonoma, Inc.	3.84%
Westinghouse Air Brake Technologies Corp.	3.74%
MetLife, Inc.	3.40%
Lamb Weston Holdings, Inc.	3.29%
Rockwell Automation, Inc.	3.27%
Revvity, Inc.	3.20%
Coherent Corp.	3.00%
Merck & Co., Inc.	2.91%
Hubbell, Inc.	2.82%